Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
3/31/2015	$ 1,562
3/30/2016	900
3/30/2017	208
Total minimum annual rental payments, under non-cancelable lease agreements	$ 2,670